Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets:
Convertible bonds at fair value through profit or loss (Note 4)		$ 1,238	$ 1,112
Corporate bonds at fair value through other comprehensive income (Note 4)			5,488
Dividend preference derivative in TSG	[1]	1,707	1,539
Total financial assets		2,945	8,139
Liabilities:
Foreign currency derivative contracts		707	67
Contingent consideration in respect of business combination		18,456	13,979
Liabilities from acquisition of non-controlling interests (put options)		64,018	54,850
Total financial liabilities		83,181	68,896
Fair value measurements, Level 1 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 4)
Corporate bonds at fair value through other comprehensive income (Note 4)
Dividend preference derivative in TSG	[1]
Total financial assets
Liabilities:
Foreign currency derivative contracts
Contingent consideration in respect of business combination
Liabilities from acquisition of non-controlling interests (put options)
Total financial liabilities
Fair value measurements, Level 2 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 4)		1,238	1,112
Corporate bonds at fair value through other comprehensive income (Note 4)			5,488
Dividend preference derivative in TSG	[1]
Total financial assets		1,238	6,600
Liabilities:
Foreign currency derivative contracts		707	67
Contingent consideration in respect of business combination
Liabilities from acquisition of non-controlling interests (put options)
Total financial liabilities		707	67
Fair value measurements, Level 3 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 4)
Corporate bonds at fair value through other comprehensive income (Note 4)
Dividend preference derivative in TSG	[1]	1,707	1,539
Total financial assets		1,707	1,539
Liabilities:
Foreign currency derivative contracts
Contingent consideration in respect of business combination		18,456	13,979
Liabilities from acquisition of non-controlling interests (put options)		64,018	54,850
Total financial liabilities		$ 82,474	$ 68,829

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.